As filed with the Securities and Exchange Commission on February 28, 2020

Registration Nos.: 033-23166

811-05624

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 229	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 230	☒

Morgan Stanley Institutional Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

522 Fifth Avenue

New York, New York 10036

(Address of Principal Executive Office)

Registrant’s Telephone Number, Including Area Code: (800) 548-7786

Mary E. Mullin, Esq.
1633 Broadway

New York, New York 10019

(Name and Address of Agent for Service)

Copy to:

Carl Frischling, Esq. Perkins Coie LLP 1155 Avenue of the Americas 22nd Floor New York, New York 10036	Stuart M. Strauss, Esq. Dechert LLP 1095 Avenue of the Americas New York, New York 10036

Approximate Date of Proposed Public Offering:

As soon as practicable after this Post-Effective Amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On March 6, 2020 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

Amending the Prospectus and Updating Financial Statements

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Fund’s Post-Effective Amendment No. 227 to its Registration Statement until March 6, 2020. Parts A, B and C of Registrant’s Post-Effective Amendment No. 227 under the Securities Act of 1933 and Amendment No. 228 under the Investment Company Act of 1940, filed on December 18, 2019, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 28th day of February, 2020.

MORGAN STANLEY INSTITUTIONAL FUND, INC.

By:	/s/ John H. Gernon
John H. Gernon
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 229 has been signed below by the following persons in the capacities and on the dates indicated.

Signatures			Title	Date

(1) Principal Executive Officer			President and Principal Executive Officer

By:	/s/ John H. Gernon			February 28, 2020
John H. Gernon

(2) Principal Financial Officer			Principal Financial Officer

By:	/s/ Francis J. Smith			February 28, 2020
Francis J. Smith

(3) Majority of the Directors

Independent Directors

	Frank L. Bowman	Joseph J. Kearns
	Kathleen A. Dennis	Michael F. Klein
	Nancy C. Everett	Patricia Maleski
	Jakki L. Haussler	Michael E. Nugent (Chairman)
	Dr. Manuel H. Johnson	W. Allen Reed

By:	/s/ Carl Frischling			February 28, 2020
Carl Frischling
Attorney-in-Fact for the Independent Trustees